Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net, consisted of the following:

	December 31,
	2020	2019
Cost
Property and machinery	$8,728	$7,852
Fixtures, fittings and office equipment	294	282
Land and buildings	1,674	1,549
Total cost	10,696	9,683
Accumulated depreciation	5,614	4,087
Total property and equipment, net	$5,082	$5,596